Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basic-
Net income attributable to NHI shareholders	¥ 142,996	¥ 153,116	¥ 216,998
Weighted average number of shares outstanding	3,063,524,091	3,055,525,640	3,202,369,845
Net income attributable to NHI shareholders per share	¥ 46.68	¥ 50.11	¥ 67.76
Diluted-
Net income attributable to NHI shareholders	¥ 142,861	¥ 153,064	¥ 216,890
Weighted average number of shares outstanding	3,158,708,013	3,147,338,609	3,276,510,404
Net income attributable to NHI shareholders per share	¥ 45.23	¥ 48.63	¥ 66.2